Financial assets and liabilities - Summary of Valuation Processes of Contingent Consideration at Fair Value (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Jun. 30, 2022
Disclosure Of Financial Assets And Liabilities [Abstract]
Fair value of cash or stock payable, dependent on achievement of future late-stage clinical or regulatory targets	$ 17,635	$ 17,827
Fair value of royalty payments from commercialization of the intellectual property acquired	2,346	5,457
Contingent Consideration	$ 19,981	$ 23,284